STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the warrant and option activity is as follows:

	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2016	776,879	$80.04
Granted	148,195	2.52
Exercised	(61,217)	1.20
Forfeited or Expired	(9,569)	2,030.28
Outstanding, March 31, 2016	854,288	44.16
Exercisable, March 31, 2016	783,503	$47.28

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding, January 1, 2015	38,510	$739.20
Granted	1,931,021	6.12
Exercised	(1,169,167)	1.56
Forfeited or Expired	(48,750)	13.80
Warrants Outstanding, December 31, 2015	751,614	50.52
Exercisable, December 31, 2015	751,614	$50.52

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2015	2014
Exercise price	$30.60	$170.40
Volatility	116%	118%
Risk-free interest rate	1.54%	1.63%
Expected dividend yield	0%	0%
Expected term (years)	6	6

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the warrants as of December 31, 2015 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$9.00	204,168	2.83
$12.00	496,458	4.77
$138	12,084	4.10
$240.00	3,521	4.14
$262.56	1.428	2.89
$420.00	589	2.65
$660.00	4,762	0.13
$824.40	27,223	2.66
$944.40	119	0.28
$1,050	1,190	2.04
$4,200.00	72	1.20
Exercisable, December 31, 2015	751,614

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2015 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	1,190	1,190	(562)	(390)	238
2005	1,190	1,190	(83)	(1,107)	0
2006	2,620	2,584	(53)	(603)	1,928
2007	238	214	—	(36)	178
2009	2,381	2,987	(84)	(1,247)	1,656
2013	7,553	4,110	—	(1,053)	3,057
2015	19,708	19,709	—	(1,500)	18,209
Total	34,880	31,984	(782)	(5,936)	25,266

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2015 and 2014 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding, January 1, 2015	7,995	$3,202.32
Granted	20,375	30.60
Exercised	—	—
Forfeited or Expired	(3,104)	645.00
Options outstanding, December 31, 2015	25,266	958.80
Exercisable, December 31, 2015	5,477	$4,275.24

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2015 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$2.50 – 80.50	21,958	9.13	$76.08	2,206	$417.48
84 – 238	1,133	6.65	1,502.04	1,096	1,499.16
350 – 700	1,962	0.19	8,258.40	1,962	8,258.40
1,225 – 2,890	213	1.01	21,785.40	213	21,785.40
	25,266			5,477